Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

March 31, 2019

NMI-QTLY-0519
1.799864.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.4%
		Principal Amount(a)	Value
Azerbaijan - 1.5%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		$63,220,000	$70,879,103
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		62,600,000	70,590,264

TOTAL AZERBAIJAN			141,469,367

Bahrain - 0.7%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		43,345,000	45,891,519
7.625% 11/7/24 (b)		8,450,000	9,223,209
8.375% 11/7/28 (b)		9,775,000	10,944,266

TOTAL BAHRAIN			66,058,994

Bangladesh - 0.2%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		20,750,000	20,594,375
Brazil - 0.1%
Caixa Economica Federal 7.25% 7/23/24 (b)(c)		6,250,000	6,309,531
British Virgin Islands - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		72,800,000	68,101,124
Cayman Islands - 0.8%
Brazil Minas SPE 5.333% 2/15/28 (b)		13,050,000	13,343,625
CSN Islands XI Corp. 6.875% 9/21/19 (b)		14,500,000	14,590,625
Ksa Sukuk Ltd. 4.303% 1/19/29 (b)		40,000,000	41,480,000

TOTAL CAYMAN ISLANDS			69,414,250

Costa Rica - 0.2%
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		6,000,000	6,028,830
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		6,300,000	5,023,652
6.95% 11/10/21 (b)		7,140,000	7,083,558

TOTAL COSTA RICA			18,136,040

Georgia - 1.0%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		39,202,000	40,378,060
JSC BGEO Group 6% 7/26/23 (b)		20,850,000	20,771,813
JSC Georgian Railway:
7.75% 7/11/22		1,000,000	1,068,750
7.75% 7/11/22 (b)		27,806,000	29,717,663

TOTAL GEORGIA			91,936,286

Indonesia - 1.7%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		6,390,000	6,574,032
Indonesia Asahan Aluminium Tbk PT:
5.71% 11/15/23 (b)		8,555,000	9,233,968
6.53% 11/15/28 (b)		4,800,000	5,472,000
6.757% 11/15/48 (b)		4,800,000	5,520,015
PT Pertamina Persero:
5.625% 5/20/43 (b)		13,300,000	13,774,212
6% 5/3/42 (b)		56,876,000	61,686,288
6.5% 5/27/41 (b)		50,050,000	57,038,231

TOTAL INDONESIA			159,298,746

Ireland - 0.1%
SCF Capital Ltd. 5.375% 6/16/23 (b)		11,750,000	11,838,125
Kazakhstan - 0.4%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		13,055,000	13,120,275
JSC KazTransGaz 4.375% 9/26/27 (b)		16,000,000	15,520,000
Kazakhstan Temir Zholy 4.85% 11/17/27 (b)		12,500,000	12,671,875

TOTAL KAZAKHSTAN			41,312,150

Luxembourg - 0.2%
CSN Resources SA 6.5% 7/21/20 (b)		10,380,000	10,380,000
RSHB Capital SA 8.5% 10/16/23 (b)		5,000,000	5,181,250

TOTAL LUXEMBOURG			15,561,250

Mexico - 8.7%
Comision Federal de Electricid:
4.75% 2/23/27 (b)		18,800,000	18,963,842
4.875% 1/15/24 (b)		22,250,000	22,831,281
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		9,000,000	9,450,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		160,690,000	151,852,050
8.625% 2/1/22		41,030,000	44,435,490
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 6.2506% 3/11/22 (c)(d)		48,740,000	50,488,548
4.875% 1/24/22		20,875,000	21,052,646
6.35% 2/12/48		36,347,000	32,045,333
6.375% 2/4/21		21,250,000	21,930,000
6.375% 1/23/45		33,485,000	29,577,301
6.5% 3/13/27		47,170,000	47,227,076
6.5% 6/2/41		239,130,000	216,458,085
6.75% 9/21/47		54,300,000	50,093,922
6.875% 8/4/26		84,235,000	87,798,141
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		7,200,000	6,925,788

TOTAL MEXICO			811,129,503

Mongolia - 0.3%
Development Bank of Mongolia 7.25% 10/23/23 (b)		8,950,000	9,286,063
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		17,280,000	18,016,560

TOTAL MONGOLIA			27,302,623

Netherlands - 1.2%
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		13,200,000	15,048,000
KazMunaiGaz Finance Sub BV 5.75% 4/19/47 (b)		15,710,000	16,377,675
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		24,405,000	15,369,683
Petrobras Global Finance BV 8.75% 5/23/26		54,000,000	63,801,000

TOTAL NETHERLANDS			110,596,358

Nigeria - 0.1%
Zenith Bank PLC 6.25% 4/22/19 (b)		4,500,000	4,482,000
Oman - 0.3%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		27,000,000	25,481,250
South Africa - 1.5%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		53,600,000	52,930,000
6.75% 8/6/23 (b)		69,150,000	68,285,625
6.75% 8/6/23 (Reg. S)		5,200,000	5,135,000
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		11,700,000	11,495,250

TOTAL SOUTH AFRICA			137,845,875

Turkey - 1.0%
Export Credit Bank of Turkey:
4.25% 9/18/22 (Reg. S)		5,000,000	4,413,000
5% 9/23/21 (b)		12,000,000	11,130,000
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		13,815,000	13,695,500
5.125% 5/3/22 (b)		5,000,000	4,550,500
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		26,355,000	25,399,631
Turkiye Ihracat Kredi Bankasi A/S:
5.375% 10/24/23 (b)		9,800,000	8,636,250
6.125% 5/3/24 (b)		29,195,000	26,158,720

TOTAL TURKEY			93,983,601

United Arab Emirates - 0.7%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (b)		47,740,000	49,172,200
Oztel Holdings SPC Ltd.:
5.625% 10/24/23 (b)		7,630,000	7,587,234
6.625% 4/24/28 (b)		9,820,000	9,550,294

TOTAL UNITED ARAB EMIRATES			66,309,728

United Kingdom - 1.5%
Biz Finance PLC 9.625% 4/27/22 (b)		87,865,000	88,655,785
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		12,150,000	12,137,060
Ferrexpo Finance PLC 10.375% 4/7/19 (Reg. S)		4,205,000	4,178,719
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		8,924,000	9,027,117
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		7,210,000	7,128,888
Vedanta Resources PLC 6.375% 7/30/22 (b)		20,000,000	19,309,900

TOTAL UNITED KINGDOM			140,437,469

United States of America - 0.5%
Kosmos Energy Ltd.:
7.125% 4/4/26 (b)(e)		9,000,000	8,919,000
7.875% 8/1/21 (b)		20,000,000	20,325,000
Stillwater Mining Co. 6.125% 6/27/22 (b)		12,920,000	12,597,000

TOTAL UNITED STATES OF AMERICA			41,841,000

Venezuela - 2.0%
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		152,515,000	34,506,519
5.5% 4/12/37 (f)		184,250,000	41,686,563
6% 5/16/24 (b)(f)		105,540,000	23,614,575
6% 11/15/26 (Reg. S) (f)		89,700,000	20,070,375
8.5% 10/27/20 (Reg. S) (f)		20,540,000	18,177,900
9% 11/17/21 (Reg. S) (f)		48,700,000	12,783,750
9.75% 5/17/35 (b)(f)		71,700,000	19,538,250
12.75% 2/17/22 (b)(f)		53,000,000	14,376,250

TOTAL VENEZUELA			184,754,182

TOTAL NONCONVERTIBLE BONDS
(Cost $2,474,773,446)			2,354,193,827

Government Obligations - 67.2%
Angola - 0.6%
Angola Republic:
8.25% 5/9/28 (b)		26,585,000	27,681,631
9.375% 5/8/48 (b)		24,200,000	26,111,437

TOTAL ANGOLA			53,793,068

Argentina - 4.4%
Argentine Republic:
5.625% 1/26/22		32,800,000	28,257,200
5.875% 1/11/28		53,010,000	40,652,574
6.625% 7/6/28		16,350,000	12,844,315
6.875% 4/22/21		94,555,000	86,375,993
6.875% 1/26/27		45,350,000	36,642,800
7.125% 7/6/36		23,750,000	18,204,375
7.5% 4/22/26		161,790,000	136,771,603
8.28% 12/31/33		43,463,178	35,970,343
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		12,726,667	12,344,867
City of Buenos Aires 8.95% 2/19/21 (b)		3,979,800	3,890,255

TOTAL ARGENTINA			411,954,325

Belarus - 0.3%
Belarus Republic:
6.875% 2/28/23 (b)		8,710,000	9,134,613
7.625% 6/29/27 (b)		15,060,000	16,189,500

TOTAL BELARUS			25,324,113

Brazil - 4.3%
Brazilian Federative Republic:
4.5% 5/30/29		50,000,000	49,000,000
5% 1/27/45		39,450,000	36,392,625
5.625% 1/7/41		32,960,000	33,308,222
5.625% 2/21/47		20,800,000	20,682,168
7.125% 1/20/37		15,640,000	18,416,335
8.25% 1/20/34		73,880,000	94,284,548
10% 1/1/23	BRL	384,900,000	103,759,734
10.125% 5/15/27		10,902,000	15,065,855
12.25% 3/6/30		16,080,000	25,247,610

TOTAL BRAZIL			396,157,097

Cameroon - 0.2%
Cameroon Republic 9.5% 11/19/25 (b)		21,745,000	23,085,253
Colombia - 0.2%
Titulos de Tesoreria B 6.25% 11/26/25	COP	72,000,000,000	22,780,288
Costa Rica - 0.6%
Costa Rican Republic:
4.25% 1/26/23 (b)		10,000,000	9,521,250
4.375% 4/30/25 (b)		23,000,000	21,240,615
5.625% 4/30/43 (b)		6,500,000	5,570,858
7% 4/4/44 (b)		10,975,000	10,588,296
7.158% 3/12/45 (b)		12,156,000	11,852,100

TOTAL COSTA RICA			58,773,119

Dominican Republic - 1.8%
Dominican Republic:
5.5% 1/27/25 (b)		16,500,000	16,953,750
5.95% 1/25/27 (b)		26,890,000	28,234,500
6% 7/19/28 (b)		23,310,000	24,548,344
6.5% 2/15/48 (Reg. S)		25,000,000	25,954,875
6.6% 1/28/24 (b)		9,730,000	10,508,400
6.85% 1/27/45 (b)		23,500,000	25,262,500
6.875% 1/29/26 (b)		17,195,000	18,871,513
7.45% 4/30/44 (b)		17,415,000	19,713,780

TOTAL DOMINICAN REPUBLIC			170,047,662

Ecuador - 2.1%
Ecuador Republic:
10.75% 3/28/22 (b)		85,800,000	95,886,219
10.75% 1/31/29 (b)		85,950,000	95,275,575

TOTAL ECUADOR			191,161,794

Egypt - 3.4%
Arab Republic of Egypt:
yield at date of purchase 19.4278% to 19.8612% 4/30/19	EGP	174,000,000	9,852,336
5.577% 2/21/23 (b)		51,805,000	51,222,194
6.125% 1/31/22 (b)		48,720,000	49,329,000
6.2004% 3/1/24 (b)		10,875,000	10,997,344
7.5% 1/31/27 (b)		90,100,000	94,379,750
7.6003% 3/1/29 (b)		10,875,000	11,160,469
7.903% 2/21/48 (b)		26,810,000	25,938,675
8.5% 1/31/47 (b)		44,755,000	45,650,100
8.7002% 3/1/49 (b)		14,505,000	15,048,938

TOTAL EGYPT			313,578,806

El Salvador - 1.0%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		11,212,000	10,939,829
6.375% 1/18/27 (b)		7,000,000	6,874,000
7.375% 12/1/19 (b)		8,460,000	8,512,579
7.375% 12/1/19		24,750,000	24,903,821
7.625% 2/1/41 (b)		7,550,000	7,738,750
7.65% 6/15/35 (Reg. S)		13,090,000	13,613,731
7.75% 1/24/23 (Reg. S)		6,500,000	7,003,750
8.25% 4/10/32 (Reg. S)		4,500,000	4,848,750
8.625% 2/28/29 (b)		11,735,000	13,049,320

TOTAL EL SALVADOR			97,484,530

Gabon - 0.2%
Gabonese Republic:
6.375% 12/12/24 (b)		7,420,000	7,095,375
6.95% 6/16/25 (b)		13,335,000	12,834,938

TOTAL GABON			19,930,313

Ghana - 0.8%
Ghana Republic:
7.875% 3/26/27 (b)		10,755,000	10,849,106
8.95% 3/26/51 (b)		11,305,000	11,334,676
10.75% 10/14/30 (b)		46,050,000	56,181,000

TOTAL GHANA			78,364,782

Guatemala - 0.2%
Guatemalan Republic 4.375% 6/5/27 (b)		14,600,000	14,110,973
Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27		7,750,000	8,156,875
Indonesia - 3.2%
Indonesian Republic:
4.75% 7/18/47 (b)		11,000,000	11,211,695
5.125% 1/15/45 (b)		21,500,000	22,846,438
6.625% 2/17/37		25,400,000	31,092,775
7.75% 1/17/38 (b)		47,470,000	64,560,861
8.125% 5/15/24	IDR	255,563,000,000	18,664,713
8.25% 5/15/29	IDR	236,000,000,000	17,284,928
8.375% 4/15/39	IDR	426,000,000,000	30,439,256
8.5% 10/12/35 (b)		51,605,000	73,486,294
Perusahaan Penerbit SBSN 4.4% 3/1/28 (b)		22,500,000	23,100,188

TOTAL INDONESIA			292,687,148

Iraq - 1.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		101,855,000	97,780,800
Ivory Coast - 1.3%
Ivory Coast:
5.75% 12/31/32		101,001,620	95,951,539
6.125% 6/15/33 (b)		25,500,000	23,555,625

TOTAL IVORY COAST			119,507,164

Jordan - 0.8%
Jordanian Kingdom:
6.125% 1/29/26 (b)		20,900,000	21,109,000
7.375% 10/10/47 (b)		56,025,000	55,184,625

TOTAL JORDAN			76,293,625

Kenya - 0.7%
Republic of Kenya:
6.875% 6/24/24 (b)		20,100,000	20,627,625
7.25% 2/28/28 (b)		27,440,000	27,714,400
8.25% 2/28/48 (b)		19,665,000	19,887,313

TOTAL KENYA			68,229,338

Kuwait - 0.5%
State of Kuwait 3.5% 3/20/27 (b)		47,245,000	48,120,922
Lebanon - 5.6%
Lebanese Republic:
5.45% 11/28/19		222,697,000	216,934,715
5.5% 4/23/19		13,175,000	13,109,125
6% 5/20/19		95,727,000	95,128,706
6% 1/27/23		16,880,000	14,369,100
6.1% 10/4/22		55,350,000	47,943,340
6.375% 3/9/20		77,309,000	74,517,759
6.65% 2/26/30 (Reg. S)		30,000,000	22,945,350
8.25% 4/12/21 (Reg.S)		36,555,000	34,224,619

TOTAL LEBANON			519,172,714

Malaysia - 0.4%
Malaysian Government 3.733% 6/15/28	MYR	147,070,000	35,839,293
Mexico - 1.5%
United Mexican States:
5% 12/11/19	MXN	1,900,000,000	95,759,354
6.5% 6/9/22	MXN	891,000,000	44,208,363

TOTAL MEXICO			139,967,717

Mongolia - 0.3%
Mongolian People's Republic:
8.75% 3/9/24 (b)		19,500,000	21,915,563
10.875% 4/6/21 (b)		7,000,000	7,783,125

TOTAL MONGOLIA			29,698,688

Nigeria - 1.5%
Republic of Nigeria:
6.5% 11/28/27 (b)		15,745,000	15,548,188
7.143% 2/23/30 (b)		11,935,000	11,920,081
7.625% 11/21/25 (b)		19,550,000	20,820,750
7.696% 2/23/38 (b)		19,050,000	18,878,455
7.875% 2/16/32 (b)		43,455,000	45,138,881
9.248% 1/21/49 (b)		22,140,000	24,520,050

TOTAL NIGERIA			136,826,405

Oman - 1.6%
Sultanate of Oman:
4.75% 6/15/26 (b)		27,850,000	25,413,125
5.375% 3/8/27 (b)		30,165,000	28,053,450
5.625% 1/17/28 (b)		27,320,000	25,612,500
6.5% 3/8/47 (b)		21,070,000	18,488,925
6.75% 1/17/48 (b)		54,300,000	48,191,250

TOTAL OMAN			145,759,250

Pakistan - 0.6%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		20,500,000	20,613,058
6.875% 12/5/27 (b)		20,000,000	19,690,100
8.25% 4/15/24 (b)		10,250,000	10,908,204
8.25% 9/30/25 (b)		7,800,000	8,329,815

TOTAL PAKISTAN			59,541,177

Paraguay - 0.1%
Republic of Paraguay 5.4% 3/30/50 (b)		11,060,000	11,530,050
Qatar - 3.4%
State of Qatar:
3.25% 6/2/26		11,000,000	10,945,000
3.875% 4/23/23 (b)		43,465,000	44,714,619
4.5% 4/23/28 (b)		61,395,000	65,769,394
4.817% 3/14/49 (b)		115,480,000	121,398,350
5.103% 4/23/48 (b)		22,000,000	24,100,890
9.75% 6/15/30 (Reg. S)		29,727,000	45,668,104

TOTAL QATAR			312,596,357

Russia - 4.0%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27 (b)		44,600,000	44,533,100
4.375% 3/21/29 (b)		51,600,000	51,019,500
4.375% 3/21/29(Reg. S)		11,000,000	10,876,250
4.75% 5/27/26 (b)		12,800,000	13,168,960
4.75% 5/27/26		46,000,000	47,325,950
5.1% 3/28/35 (b)		30,000,000	30,420,000
5.25% 6/23/47 (b)		85,200,000	85,368,270
5.625% 4/4/42 (b)		36,150,000	39,096,225
12.75% 6/24/28 (Reg. S)		29,081,000	46,675,005

TOTAL RUSSIA			368,483,260

Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (b)		32,939,000	33,515,433
Saudi Arabia - 1.6%
Kingdom of Saudi Arabia:
3.25% 10/26/26 (b)		51,000,000	49,533,750
3.625% 3/4/28 (b)		52,925,000	52,250,206
4.5% 10/26/46 (b)		46,490,000	45,385,863

TOTAL SAUDI ARABIA			147,169,819

Serbia - 0.1%
Republic of Serbia 7.25% 9/28/21 (b)		12,785,000	13,871,725
South Africa - 1.5%
South African Republic 10.5% 12/21/26	ZAR	1,814,000,000	138,984,666
Sri Lanka - 1.3%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		10,000,000	9,871,850
5.875% 7/25/22 (b)		9,450,000	9,430,958
6.2% 5/11/27 (b)		31,015,000	29,778,277
6.25% 7/27/21 (b)		9,600,000	9,742,320
6.75% 4/18/28 (b)		10,000,000	9,862,500
6.85% 11/3/25 (b)		33,500,000	33,818,418
7.85% 3/14/29 (b)		14,800,000	15,493,750

TOTAL SRI LANKA			117,998,073

Suriname - 0.2%
Republic of Suriname 9.25% 10/26/26 (b)		22,810,000	22,422,230
Turkey - 5.5%
Turkish Republic:
5.125% 3/25/22		17,500,000	16,870,613
5.75% 5/11/47		41,060,000	32,608,826
6% 3/25/27		34,000,000	31,094,190
6% 1/14/41		37,950,000	31,166,248
6.25% 9/26/22		61,500,000	60,659,603
6.75% 5/30/40		24,000,000	21,244,680
6.875% 3/17/36		43,350,000	39,341,209
7.25% 12/23/23		105,545,000	106,084,863
7.25% 3/5/38		16,800,000	15,668,940
7.375% 2/5/25		60,310,000	60,310,000
8% 2/14/34		29,045,000	29,212,735
11% 2/24/27	TRY	250,000,000	31,611,515
11.875% 1/15/30		17,925,000	23,039,451
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		12,400,000	11,877,340

TOTAL TURKEY			510,790,213

Ukraine - 3.0%
Ukraine Government:
0% 5/31/40 (b)(c)		44,160,000	28,182,250
7.75% 9/1/20 (b)		78,911,000	78,632,839
7.75% 9/1/21 (b)		60,626,000	60,140,992
7.75% 9/1/22 (b)		29,296,000	28,775,996
7.75% 9/1/23 (b)		14,131,000	13,763,594
7.75% 9/1/24 (b)		31,381,000	30,251,284
8.994% 2/1/24 (b)		15,000,000	15,082,500
9.75% 11/1/28 (b)		23,000,000	23,685,745

TOTAL UKRAINE			278,515,200

United States of America - 4.2%
U.S. Treasury Bonds 3% 2/15/49		375,000,000	389,311,502
Uzbekistan - 0.4%
Uzbekistan Rep Global Medical Term:
4.75% 2/20/24 (b)		20,000,000	19,845,000
5.375% 2/20/29 (b)		18,000,000	17,886,330

TOTAL UZBEKISTAN			37,731,330

Venezuela - 1.8%
Venezuelan Republic:
oil recovery warrants 4/15/20 (g)(h)		669,809	669,809
6% 12/9/20 (f)		17,250,000	4,959,375
7% 3/31/38 (f)		18,925,000	5,299,000
7.65% 4/21/25 (f)		34,825,000	10,012,188
7.75% 10/13/19 (Reg. S) (f)		29,380,000	8,299,850
8.25% 10/13/24 (f)		30,860,000	9,026,550
9% 5/7/23 (Reg. S) (f)		43,195,000	12,688,531
9.25% 9/15/27 (f)		62,675,000	19,585,938
9.25% 5/7/28 (Reg. S) (f)		70,265,000	20,552,513
9.375% 1/13/34 (f)		46,005,000	15,066,638
11.75% 10/21/26 (Reg. S) (f)		65,000,000	20,150,000
11.95% 8/5/31 (Reg. S) (f)		87,250,000	26,175,000
12.75% 8/23/22 (f)		42,425,000	13,151,750

TOTAL VENEZUELA			165,637,142

Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (b)		8,975,000	6,404,874
8.5% 4/14/24 (b)		8,500,000	6,226,250
8.97% 7/30/27 (b)		31,650,000	22,985,813

TOTAL ZAMBIA			35,616,937

TOTAL GOVERNMENT OBLIGATIONS
(Cost $6,374,482,042)			6,238,301,176
		Shares	Value

Common Stocks - 1.3%
Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (i)		597,900	109,086,855
India - 0.1%
Axis Bank Ltd. (i)		275,000	3,089,452
Reliance Industries Ltd.		398,182	7,845,944

TOTAL INDIA			10,935,396

TOTAL COMMON STOCKS
(Cost $98,601,220)			120,022,251

Nonconvertible Preferred Stocks - 0.2%
Brazil - 0.2%
Itau Unibanco Holding SA sponsored ADR		547,500	4,823,475
Petroleo Brasileiro SA - Petrobras sponsored ADR		595,600	9,481,952
TOTAL NONCONVERTIBALE PREFERRED STOCKS
(Cost $14,693,144)			14,305,427

Investment Companies - 0.1%
United States of America - 0.1%
iShares MSCI Brazil Index ETF (j)
(Cost $9,918,952)		241,600	9,903,184
		Principal Amount(a)	Value

Preferred Securities - 0.3%
British Virgin Islands - 0.2%
CNRC Capitale Ltd. 3.9% (Reg. S) (c)(k)		6,000,000	5,910,810
Dianjian Haixing Ltd. 4.05% (Reg. S) (c)(k)		5,000,000	5,001,125
Dianjian Haiyu Ltd. 3.5%(Reg. S) (c)(k)		7,000,000	6,788,950
Huaneng Hong Kong Capital Ltd. 3.6% (Reg. S) (c)(k)		6,000,000	5,808,390

TOTAL BRITISH VIRGIN ISLANDS			23,509,275

Cayman Islands - 0.1%
Banco Do Brasil SA 9% (b)(c)(k)		7,500,000	7,917,975
TOTAL PREFERRED SECURITIES
(Cost $31,755,410)			31,427,250
		Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 2.48% (l)		436,235,769	436,323,016
Fidelity Securities Lending Cash Central Fund 2.48% (l)(m)		7,519,049	7,519,800
TOTAL MONEY MARKET FUNDS
(Cost $443,814,428)			443,842,816
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $9,448,038,642)			9,211,995,931
NET OTHER ASSETS (LIABILITIES) - 0.7%			68,978,116
NET ASSETS - 100%			$9,280,974,047

Currency Abbreviations

BRL – Brazilian real

COP – Colombian peso

EGP – Egyptian pound

IDR – Indonesian rupiah

MXN – Mexican peso

MYR – Malyasian ringgit

TRY – Turkish Lira

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,140,126,365 or 44.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Quantity represents share amount.

 (h) Level 3 security

 (i) Non-income producing

 (j) Security or a portion of the security is on loan at period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,316,407
Fidelity Securities Lending Cash Central Fund	5,176
Total	$3,321,583

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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